Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 665	$ 697
Expenditures for long-lived assets	128	133	$ 146
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	540	551
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	52	66
Rest of Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	56	62
All other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 17	$ 18